Cover	Feb. 08, 2023
Cover [Abstract]
Entity Registrant Name	SMITH-MIDLAND CORPORATION
Entity Central Index Key	0000924719
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Feb. 08, 2023
Entity File Number	1-13752
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	54-1727060
Entity Address Address Line 1	P.O. Box 300
Entity Address Address Line 2	5119 Catlett Road
Entity Address City Or Town	Midland
Entity Address State Or Province	VA
Entity Address Postal Zip Code	22728
City Area Code	540
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	439-3266
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	SMID
Security Exchange Name	NASDAQ